SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2020
Offices, equipment and facilities [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Offices, equipment and facilities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Internal-use software [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	4 years
Internal-use software [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years